Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations Table
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2011 and 2010:

(in thousands)	Estimated useful life (in years)	2011	2010
Land	—	$15,686	$16,053
Buildings and improvements	1-40	275,529	232,946
Machinery and equipment	1-15	176,662	157,973
Computer software	1-10	65,344	53,948
Furniture and office equipment	1-15	76,809	75,030
Construction in progress	—	51,827	59,418
		661,857	595,368
Less: Accumulated depreciation and amortization		(290,065)	(249,704)
Property, plant and equipment, net		$371,792	$345,664